Consolidated Statements Of Operations And Comprehensive Income (Loss) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating expenses:
Research and development	$ 47,700	$ 72,186
General and administrative	23,967	33,248
Total operating expenses	71,667	105,434
Gain on asset sale	83,736	0
Loss on impairment	(1,877)	0
Income (loss) from operations	10,192	(105,434)
Other income (expense):
Interest income (expense), net	2,420	(299)
Other expense, net	(78)	(157)
Total other income (expense), net	2,342	(456)
Income (loss) before income taxes	12,534	(105,890)
Provision for income tax expense	377	0
Net income (loss) and comprehensive income (loss) attributable to common stockholders-basic and diluted	$ 12,157	$ (105,890)
Net income (loss) per share applicable to common stockholders-basic	$ 0.27	$ (2.42)
Net income (loss) per share applicable to common stockholders diluted	$ 0.27	$ (2.42)
Weighted-average common shares outstanding basic	44,327	43,739
Weighted-average common shares outstanding-diluted	44,568	43,739